Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Devonshire Trust
Entity Central Index Key	0000035341
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity® Stock Selector Large Cap Value Fund
Trading Symbol	FSLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 826,660,240
Holdings Count | shares	127
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 18.2 Health Care 12.1 Consumer Discretionary 11.2 Industrials 10.4 Consumer Staples 6.8 Energy 6.0 Real Estate 3.6 Utilities 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 98.1 Domestic Equity Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Domestic Equity Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Taiwan 1.4 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Taiwan - 1.4 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.2 Apple Inc 6.1 Microsoft Corp 3.8 ExxonMobil Holdings Corp 2.5 Bank of America Corp 2.2 Johnson & Johnson 2.1 Wells Fargo & Co 1.8 Merck & Co Inc 1.6 Boeing Co 1.6 Charles Schwab Corp/The 1.5 30.4
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z
Trading Symbol	FSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 826,660,240
Holdings Count | shares	127
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 18.2 Health Care 12.1 Consumer Discretionary 11.2 Industrials 10.4 Consumer Staples 6.8 Energy 6.0 Real Estate 3.6 Utilities 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 98.1 Domestic Equity Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Domestic Equity Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Taiwan 1.4 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Taiwan - 1.4 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.2 Apple Inc 6.1 Microsoft Corp 3.8 ExxonMobil Holdings Corp 2.5 Bank of America Corp 2.2 Johnson & Johnson 2.1 Wells Fargo & Co 1.8 Merck & Co Inc 1.6 Boeing Co 1.6 Charles Schwab Corp/The 1.5 30.4
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class M
Trading Symbol	FLUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 826,660,240
Holdings Count | shares	127
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 18.2 Health Care 12.1 Consumer Discretionary 11.2 Industrials 10.4 Consumer Staples 6.8 Energy 6.0 Real Estate 3.6 Utilities 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 98.1 Domestic Equity Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Domestic Equity Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Taiwan 1.4 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Taiwan - 1.4 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.2 Apple Inc 6.1 Microsoft Corp 3.8 ExxonMobil Holdings Corp 2.5 Bank of America Corp 2.2 Johnson & Johnson 2.1 Wells Fargo & Co 1.8 Merck & Co Inc 1.6 Boeing Co 1.6 Charles Schwab Corp/The 1.5 30.4
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class I
Trading Symbol	FLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 826,660,240
Holdings Count | shares	127
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 18.2 Health Care 12.1 Consumer Discretionary 11.2 Industrials 10.4 Consumer Staples 6.8 Energy 6.0 Real Estate 3.6 Utilities 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 98.1 Domestic Equity Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Domestic Equity Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Taiwan 1.4 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Taiwan - 1.4 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.2 Apple Inc 6.1 Microsoft Corp 3.8 ExxonMobil Holdings Corp 2.5 Bank of America Corp 2.2 Johnson & Johnson 2.1 Wells Fargo & Co 1.8 Merck & Co Inc 1.6 Boeing Co 1.6 Charles Schwab Corp/The 1.5 30.4
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class C
Trading Symbol	FLUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Net Assets	$ 826,660,240
Holdings Count | shares	127
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 18.2 Health Care 12.1 Consumer Discretionary 11.2 Industrials 10.4 Consumer Staples 6.8 Energy 6.0 Real Estate 3.6 Utilities 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 98.1 Domestic Equity Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Domestic Equity Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Taiwan 1.4 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Taiwan - 1.4 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.2 Apple Inc 6.1 Microsoft Corp 3.8 ExxonMobil Holdings Corp 2.5 Bank of America Corp 2.2 Johnson & Johnson 2.1 Wells Fargo & Co 1.8 Merck & Co Inc 1.6 Boeing Co 1.6 Charles Schwab Corp/The 1.5 30.4
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class A
Trading Symbol	FLUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 826,660,240
Holdings Count | shares	127
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Information Technology 18.2 Health Care 12.1 Consumer Discretionary 11.2 Industrials 10.4 Consumer Staples 6.8 Energy 6.0 Real Estate 3.6 Utilities 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 98.1 Domestic Equity Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Domestic Equity Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 97.5 Taiwan 1.4 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Taiwan - 1.4 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.2 Apple Inc 6.1 Microsoft Corp 3.8 ExxonMobil Holdings Corp 2.5 Bank of America Corp 2.2 Johnson & Johnson 2.1 Wells Fargo & Co 1.8 Merck & Co Inc 1.6 Boeing Co 1.6 Charles Schwab Corp/The 1.5 30.4
Fidelity Series Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Value Discovery Fund
Class Name	Fidelity® Series Value Discovery Fund
Trading Symbol	FNKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 16,862,757,110
Holdings Count | shares	123
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$16,862,757,110
Number of Holdings	123
Portfolio Turnover	111%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.5 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.4 Consumer Staples 8.6 Energy 7.8 Communication Services 4.2 Materials 3.8 Utilities 1.7 Real Estate 0.9 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.4 United Kingdom 4.0 Canada 1.7 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 Monaco 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.4 United Kingdom - 4.0 Canada - 1.7 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4 Monaco - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.6 Microsoft Corp 5.3 Apple Inc 4.5 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.8 Shell PLC ADR 1.8 33.4
Fidelity Series Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Stock Selector Large Cap Value Fund
Class Name	Fidelity® Series Stock Selector Large Cap Value Fund
Trading Symbol	FBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 16,459,063,751
Holdings Count | shares	127
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$16,459,063,751
Number of Holdings	127
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.2 Information Technology 18.0 Health Care 12.2 Consumer Discretionary 11.3 Industrials 10.7 Consumer Staples 6.8 Energy 5.8 Utilities 3.6 Real Estate 3.6 Materials 3.5 Communication Services 3.2 Common Stocks 97.9 Domestic Equity Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Domestic Equity Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.6 Taiwan 1.3 Canada 0.6 Portugal 0.3 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.6 Taiwan - 1.3 Canada - 0.6 Portugal - 0.3 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.3 Apple Inc 6.0 Microsoft Corp 4.0 ExxonMobil Holdings Corp 2.3 Johnson & Johnson 2.1 Bank of America Corp 2.1 Wells Fargo & Co 1.8 Boeing Co 1.6 Merck & Co Inc 1.6 Westinghouse Air Brake Technologies Corp 1.5 30.3
Fidelity Series All-Sector Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series All-Sector Equity Fund
Class Name	Fidelity® Series All-Sector Equity Fund
Trading Symbol	FSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,643,083,448
Holdings Count | shares	306
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,643,083,448
Number of Holdings	306
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Financials 12.2 Consumer Discretionary 11.1 Industrials 9.6 Communication Services 9.1 Health Care 9.0 Consumer Staples 4.3 Energy 3.4 Real Estate 2.1 Utilities 2.0 Materials 1.9 Common Stocks 98.3 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 100.0 Canada 0.0 Australia 0.0 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0 Australia - 0.0 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Microsoft Corp 7.8 Amazon.com Inc 5.7 Alphabet Inc Class C 5.6 Apple Inc 3.9 Broadcom Inc 3.6 Micron Technology Inc 2.0 Mastercard Inc Class A 1.8 Meta Platforms Inc Class A 1.7 AppLovin Corp Class A 1.7 43.3
Fidelity Mid Cap Value K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value K6 Fund
Class Name	Fidelity® Mid Cap Value K6 Fund
Trading Symbol	FCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 238,451,647
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$238,451,647
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.9 Financials 17.3 Health Care 12.0 Consumer Discretionary 9.2 Information Technology 8.4 Materials 6.8 Utilities 6.7 Energy 6.6 Real Estate 5.8 Consumer Staples 5.4 Communication Services 1.3 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 96.0 Canada 1.8 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 1.8 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.1 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 Marathon Petroleum Corp 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.6
Fidelity Mid Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity® Mid Cap Value Fund
Trading Symbol	FSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Net Assets	$ 2,389,734,855
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Financials 17.8 Health Care 11.9 Consumer Discretionary 9.4 Information Technology 8.4 Materials 6.8 Energy 6.7 Utilities 6.7 Real Estate 6.1 Consumer Staples 5.4 Communication Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.1 Canada 1.7 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.7 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.0 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Marathon Petroleum Corp 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.5
Fidelity Advisor Mid Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class Z
Trading Symbol	FIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 2,389,734,855
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Financials 17.8 Health Care 11.9 Consumer Discretionary 9.4 Information Technology 8.4 Materials 6.8 Energy 6.7 Utilities 6.7 Real Estate 6.1 Consumer Staples 5.4 Communication Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.1 Canada 1.7 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.7 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.0 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Marathon Petroleum Corp 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.5
Fidelity Advisor Mid Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class M
Trading Symbol	FMPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.35%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%
Net Assets	$ 2,389,734,855
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Financials 17.8 Health Care 11.9 Consumer Discretionary 9.4 Information Technology 8.4 Materials 6.8 Energy 6.7 Utilities 6.7 Real Estate 6.1 Consumer Staples 5.4 Communication Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.1 Canada 1.7 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.7 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.0 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Marathon Petroleum Corp 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.5
Fidelity Advisor Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class I
Trading Symbol	FMPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 2,389,734,855
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Financials 17.8 Health Care 11.9 Consumer Discretionary 9.4 Information Technology 8.4 Materials 6.8 Energy 6.7 Utilities 6.7 Real Estate 6.1 Consumer Staples 5.4 Communication Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.1 Canada 1.7 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.7 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.0 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Marathon Petroleum Corp 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.5
Fidelity Advisor Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class C
Trading Symbol	FMPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.85%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.85%
Net Assets	$ 2,389,734,855
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Financials 17.8 Health Care 11.9 Consumer Discretionary 9.4 Information Technology 8.4 Materials 6.8 Energy 6.7 Utilities 6.7 Real Estate 6.1 Consumer Staples 5.4 Communication Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.1 Canada 1.7 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.7 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.0 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Marathon Petroleum Corp 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.5
Fidelity Advisor Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class A
Trading Symbol	FMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Net Assets	$ 2,389,734,855
Holdings Count | shares	185
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Financials 17.8 Health Care 11.9 Consumer Discretionary 9.4 Information Technology 8.4 Materials 6.8 Energy 6.7 Utilities 6.7 Real Estate 6.1 Consumer Staples 5.4 Communication Services 1.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.1 Canada 1.7 United Kingdom 0.7 Luxembourg 0.5 Bermuda 0.4 Switzerland 0.4 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 Canada - 1.7 United Kingdom - 0.7 Luxembourg - 0.5 Bermuda - 0.4 Switzerland - 0.4 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PACS Group Inc 2.0 Western Digital Corp 1.5 Tenet Healthcare Corp 1.4 Baker Hughes Co Class A 1.2 Jones Lang LaSalle Inc 1.1 Marathon Petroleum Corp 1.1 Welltower Inc 1.1 Xcel Energy Inc 1.1 TD SYNNEX Corp 1.0 Kenvue Inc 1.0 12.5
Fidelity Equity-Income K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income K6 Fund
Class Name	Fidelity® Equity-Income K6 Fund
Trading Symbol	FEKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 503,228,100
Holdings Count | shares	116
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$503,228,100
Number of Holdings	116
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.1 Industrials 9.8 Consumer Staples 8.9 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.4 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.4 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.8 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Equity-Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund
Trading Symbol	FEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Equity-Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund Class K
Trading Symbol	FEIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Advisor Equity-Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity Advisor Equity-Income Fund Class A
Trading Symbol	FINHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AA	$ 36	0.78%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.78%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Advisor Equity-Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity Advisor Equity-Income Fund Class M
Trading Symbol	FINQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class MA	$ 48	1.03%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.03%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Advisor Equity-Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity Advisor Equity-Income Fund Class C
Trading Symbol	FINYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CA	$ 71	1.53%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.53%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Advisor Equity-Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity Advisor Equity-Income Fund Class I
Trading Symbol	FIOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$ 25	0.53%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.53%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4
Fidelity Advisor Equity-Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity Advisor Equity-Income Fund Class Z
Trading Symbol	FIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ZA	$ 20	0.43%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.43%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 11,881,249,897
Holdings Count | shares	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.8 Information Technology 15.4 Health Care 13.8 Consumer Discretionary 10.2 Industrials 9.7 Consumer Staples 9.0 Energy 7.4 Utilities 4.5 Communication Services 4.2 Materials 2.9 Real Estate 1.7 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 89.0 Canada 3.2 United Kingdom 2.2 Taiwan 1.9 Korea (South) 1.5 Netherlands 0.8 Germany 0.5 Japan 0.4 Italy 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 3.2 United Kingdom - 2.2 Taiwan - 1.9 Korea (South) - 1.5 Netherlands - 0.8 Germany - 0.5 Japan - 0.4 Italy - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 5.1 Amazon.com Inc 4.0 JPMorgan Chase & Co 3.2 ExxonMobil Holdings Corp 3.2 AbbVie Inc 2.5 Johnson & Johnson 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Bank of America Corp 1.9 Gilead Sciences Inc 1.8 Linde PLC 1.7 27.4